Intangible assets, net (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	¥ 1,150	¥ 247